Other intangibles, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5	$ 5	$ 11	$ 11